Commitments and Contingencies - Schedule of Lease Costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Lease Costs [Abstract]
Operating lease expense	$ 41,061		$ 140,630
Short-term lease expense
Total lease cost	41,061		140,630
Operating lease right-of-use assets	299,001		327,977	$ 193,857
Total lease assets	299,001		327,977	193,857
Current liabilities:
Operating lease liability – current portion	46,982		43,369	167,114
Non-current liabilities:
Operating lease liability – net of current portion	240,903		268,798	29,130
Total lease liability	$ 287,885		$ 312,167
Weighted average remaining lease term (in years) – operating lease	4 years 3 months 29 days		4 years 9 months 29 days
Weighted average discount rate – operating lease	8.00%		8.00%
Non-cash operating lease expense (operating cash flow)	$ 28,976		$ 127,006
Change in operating lease liabilities (operating cash flow)	$ (24,282)	$ (81,435)	$ (120,203)	$ (155,960)